Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting
Number of segments									3
Segment reporting information
Net revenues	$ 28,317,000,000	$ 26,674,000,000	$ 26,414,000,000	$ 25,695,000,000	$ 24,589,000,000	$ 23,711,000,000	$ 23,885,000,000	$ 23,593,000,000	$ 107,100,000,000	$ 95,778,000,000	$ 98,215,000,000
Gross profit	5,555,000,000	5,178,000,000	5,086,000,000	4,742,000,000	5,454,000,000	5,015,000,000	5,012,000,000	4,738,000,000	20,561,000,000	20,219,000,000	20,358,000,000
Operating profit	1,957,000,000	1,584,000,000	1,484,000,000	1,305,000,000	1,761,000,000	1,478,000,000	1,494,000,000	1,404,000,000	6,330,000,000	6,137,000,000	6,425,000,000
Depreciation and amortization									1,568,000,000	1,469,000,000	1,389,000,000
Total assets	64,543,000,000				62,169,000,000				64,543,000,000	62,169,000,000	61,641,000,000
Goodwill	26,458,000,000				25,669,000,000				26,458,000,000	25,669,000,000	25,680,000,000
Additions to property and equipment									1,872,000,000	2,005,000,000	2,548,000,000
Intersegment eliminations, intersegment revenues									2,600,000,000	1,800,000,000	700,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									58,874,000,000	47,145,000,000	50,551,000,000
Gross profit									3,279,000,000	3,315,000,000	3,813,000,000
Operating profit									2,220,000,000	2,361,000,000	2,853,000,000
Depreciation and amortization									433,000,000	390,000,000	377,000,000
Total assets	35,704,000,000				32,254,000,000				35,704,000,000	32,254,000,000	33,082,000,000
Goodwill	19,657,000,000				18,868,000,000				19,657,000,000	18,868,000,000	18,879,000,000
Additions to property and equipment									461,000,000	234,000,000	218,000,000
Net revenues, retail co-payments									7,900,000,000	6,600,000,000	6,900,000,000
Intersegment eliminations, intersegment revenues										1,800,000,000	700,000,000
Intersegment eliminations, intersegment gross profit									186,000,000	135,000,000	48,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									59,599,000,000	57,345,000,000	55,355,000,000
Gross profit									17,468,000,000	17,039,000,000	16,593,000,000
Operating profit									4,912,000,000	4,537,000,000	4,159,000,000
Depreciation and amortization									1,060,000,000	1,016,000,000	965,000,000
Total assets	28,323,000,000				28,927,000,000				28,323,000,000	28,927,000,000	28,302,000,000
Goodwill	6,801,000,000				6,801,000,000				6,801,000,000	6,801,000,000	6,801,000,000
Additions to property and equipment									1,353,000,000	1,708,000,000	2,183,000,000
Intersegment eliminations, intersegment revenues										1,800,000,000	700,000,000
Intersegment eliminations, intersegment gross profit									186,000,000	135,000,000	48,000,000
Corporate Segment
Segment reporting information
Operating profit									(616,000,000)	(626,000,000)	(539,000,000)
Depreciation and amortization									75,000,000	63,000,000	47,000,000
Total assets	1,121,000,000				1,439,000,000				1,121,000,000	1,439,000,000	774,000,000
Additions to property and equipment									58,000,000	63,000,000	147,000,000
Intersegment Eliminations
Segment reporting information
Net revenues									(11,373,000,000)	(8,712,000,000)	(7,691,000,000)
Gross profit									(186,000,000)	(135,000,000)	(48,000,000)
Operating profit									(186,000,000)	(135,000,000)	(48,000,000)
Total assets	$ (605,000,000)				$ (451,000,000)				$ (605,000,000)	$ (451,000,000)	$ (517,000,000)
Number of type of transactions related to intersegment eliminations									2